Significant accounting judgments, estimates and assumptions (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant accounting judgments, estimates and assumptions
Tax loss carry-forwards used	$ 1,944,922	$ 0	$ 214,460
Impairment loss		$ 0